GENERAL	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

1.	GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding").

As of December 31, 2015, our fleet comprises of sixteen LNG carriers (including the Golar Grand chartered in from the Golar Partners) and one Floating Storage Regasification Unit ("FSRU"), and, under management agreements, operate Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of four LNG carriers (which includes the Golar Grand) and six FSRUs. In addition, we have one newbuilding commitment for the construction of a FSRU, which is expected to be delivered in the last quarter of 2017.

In July 2014, we ordered our first Floating Liquefaction Natural Gas vessel ("FLNG") based on the conversion of our existing LNG carrier, the Hilli. The Hilli is currently undergoing its FLNG conversion with an expected completion and redelivery date in 2017. We signed agreements for the conversion of the LNG carriers, the Gimi and the Gandria to FLNGs in December 2014 and July 2015, respectively. However, we are yet to lodge our final notices to proceed on either of these vessels.

We are listed on the Nasdaq under the symbol: GLNG.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Golar LNG Partners LP ("Golar Partners" or the "Partnership")

Golar Partners is our former subsidiary, which is an owner and operator of FSRUs and LNG carriers under long-term charters (defined as five years or longer from the date of the dropdown). In April 2011, we completed the initial public offering ("IPO") of Golar Partners and its listing on the Nasdaq stock exchange. As a result of the offering, our ownership interest was reduced to 65.4% (including our 2% general partner interest). Our ownership interest in Golar Partners as of December 31, 2015 and 2014 is 30.7% and 41.4%, respectively.

Under the provisions of the partnership agreement, the general partner irrevocably delegated the authority to the Partnership's board of directors to have the power to oversee and direct the operations of, manage and determine the strategies and policies of the Partnership. During the period from the IPO in April 2011 until the time of Golar Partners' first Annual General Meeting (''AGM'') on December 13, 2012, we retained the sole power to appoint, remove and replace all members of Golar Partners' board of directors. From the first Golar Partners' AGM, the majority of the board members became electable by the common unitholders and accordingly, from this date, we no longer retain the power to control the board of Golar Partners. As a result, from December 13, 2012, Golar Partners has been considered as an affiliate entity and not as our controlled subsidiary.

Going Concern
The financial statements have been prepared on a going concern basis. Our convertible bonds are due to mature in March 2017. As of December 31, 2015, the debt outstanding in respect of our convertible bonds was $243.4 million. Accordingly, we are progressing discussions with various financial institutions to explore our financing options. Several proposals including a possible extension have been tabled by both third parties and existing bondholders. Furthermore, other options being considered take into account that the bonds are currently secured by 13.0 million of our holdings in the subordinated units of Golar Partners. Our total holding of 15.9 million subordinated units are due to convert to common units in the second quarter of 2016.
In addition, to address our anticipated working capital requirements over the next 12 months, we are currently in advanced stages of negotiations with financial institutions for the refinancing of an additional two vessels, which could release a further $100 million to liquidity.We may also look to refinance our other vessels. While we have no reason to believe that we will not be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. In addition, if market and economic conditions are favorable, we may also consider issuance of corporate debt. We are also considering the separation of a combined downstream business and FSRUs. The aim of this will be to explore and develop new LNG based power solutions. Such a concept could involve the sale of part of our interest in such franchise. This initiative has been discussed with  various potential stakeholders who in turn have shown significant interest.

Accordingly, we believe that, based on our plans as outlined above, we will have sufficient facilities to meet our anticipated liquidity requirements for our business for at least the next twelve months as of December 31, 2015 and that our working capital is sufficient for our present requirements. While we cannot be certain of execution or timing of all or any of the above financings, we are confident of our ability to do so. We have a proven track record of successfully financing and refinancing our vessels, even in the absence of term charter coverage. Recent successes include the refinancing of the Seal facility in March 2016 and the Viking facility in December 2015. Furthermore, we have performed stress testing of our forecast cash reserves under extreme and largely theoretical scenarios, which include assumptions such as $nil revenue contributions from our fleet, full operating costs and maintaining our dividend payments based on our most recent payout, and accordingly are confident of our ability to manage through the near term cash requirements.